Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 580,000	$ 889,000	$ 4,813,000	$ 6,282,000
ECUADOR | Decentralized Autonomous Parish Government of San Antonio
Total			$ 4,813,000	4,813,000
ECUADOR | Government of Ecuador
Total	206,000	$ 889,000		1,095,000
ECUADOR | Municipal Government Of Quito
Total	125,000			125,000
ECUADOR | Municipal Government Of Canton Morona
Total	126,000			126,000
ECUADOR | Municipal Government Of Limon Indanza
Total	$ 123,000			$ 123,000